ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

December 19, 2017	Matthew C. Micklavzina T +1 212 841 8849 matthew.micklavzina@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Stone Ridge Trust (the “Trust”) (File Nos. 333-184477 and 811-22761)

Ladies and Gentlemen:

On behalf of the Trust and its series, Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund, Stone Ridge U.S. Variance Risk Premium Master Fund, Stone Ridge International Developed Markets Variance Risk Premium Fund, and Stone Ridge Global Equity Variance Risk Premium Master Fund, we are filing today, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, by electronic submission via EDGAR, Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (212) 841-8849.

Very truly yours,

/s/ Matthew C. Micklavzina
Matthew C. Micklavzina

cc:	Lauren D. Macioce

Elizabeth J. Reza

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